Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	$ 128,832	$ 117,461
Increase (decrease) in deferred tax liability (asset)	(47,700)
Closure and decommissioning costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(27,742)	(26,482)
Tax losses, resource pools and mining tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(92,928)	(140,608)
Deductible Mexican mining taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(4,682)	(3,286)
Accounts payable and accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(22,119)	(17,737)
Trade and other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(29,163)	(13,290)
Provision for doubtful debts and inventory adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	28,153	21,354
Short-term investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	7,941	15,649
Mineral properties, plant, and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	245,126	274,483
Estimated sales provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	30,466	14,028
Other temporary differences and provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(6,220)	(6,650)
Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(26,400)	(43,800)
Resource pools
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	$ (66,500)	$ (96,800)